Share-based compensation - Other awards (Details)								1 Months Ended				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Sep. 28, 2019 shares	Jun. 14, 2019 USD ($) shares	Jun. 14, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Jan. 31, 2019 CNY (¥) shares	Nov. 30, 2019 tranche $ / shares shares	Nov. 30, 2019 tranche ¥ / shares shares	Oct. 31, 2019 USD ($)	Aug. 31, 2019 shares	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 14, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the stock options granted | $													$ 568,047	$ 3,413,610
Recognized share-based compensation expense | $												$ 0	0	1,788,297
Number of tranches | item												3
Mr. Zhang Lizhou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration recognized as liability												$ 802,729			¥ 5,600,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share-based compensation expense | $												$ 0	$ 0	$ 0
Restricted Stock [Member] | Mr. Zhang Lizhou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards transferred back (in shares)				18,750	18,750
Consideration refunded for shares transferred back				$ 401,365	¥ 2,800,000
Percentage of share capital granted as restricted shares transferred to group (as a percent)				5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance under employee stock option plan (in shares)			150,000,000
Shares reserved for issuance under the employee stock option plan (as a percent)			30.00%
Options granted								100,000,000	100,000,000
Fair value of the stock options granted | $										$ 3,500,000
Exercise price of share options granted (in dollars per share) | (per share)								$ 0.14	¥ 1
Number of tranches | tranche								5	5
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)								5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)								5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)								5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)								80.00%	80.00%
Xinyuan Property Management Service(Cayman) Ltd [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total awards granted						56,250	56,250
Restricted shares granted (in shares)											56,250,000
Percentage of share capital granted as restricted shares (as a percent)						15.00%	15.00%
Aggregate consideration						$ 1,204,094	¥ 8,400,000
Aggregate fair value of the restricted shares granted at the grant date				$ 4,931,051												¥ 34,400,000
Xinyuan Property Management Service(Cayman) Ltd [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)		18.00%
Xinyuan Property Management Service(Cayman) Ltd [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)	80.00%